Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Equity

Note 6. Equity

The Company is currently authorized to issue up to 500,000,000 shares of common stock with a par value of $0.001. In addition, The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.001. The specific rights of the preferred stock, when so designated, shall be determined by the board of directors.

Common Stock

On February 6, 2024, the Company issued 87,500 shares of common stock at $0.40 per share and collected $35,000.

Preferred Stock

Series A Convertible Preferred Stock

Our board of directors designated 2,068 shares of our preferred stock as Series A Convertible Preferred Stock (“Series A”) with a par value of $0.001. Series A has liquidation and dividend preferences. Each share of Series A has voting rights equal to the amount of shares of common stock into which the Series A is convertible. Each share of Series A is convertible on a 1 to 1.25 common share basis. As of each of March 31, 2025 and December 31, 2024, there were 2,068 shares of Series A issued and outstanding.

Series B-1 Convertible Preferred Stock

Our board of directors designated 8,619,420 shares of our preferred stock as Series B-1 Convertible Preferred Stock (“Series B-1”) with a par value of $0.001. Series B-1 has liquidation and dividend preferences. Each share of Series B-1 has voting rights 3.2x (times) that of the number of votes that is equal to the number of common stock into which the Series B-1 are convertible. Each share of Series B-1 is convertible on a 1 to 11 common share basis. On September 30, 2023, the Articles of Incorporation of the Company were amended to remove the redemption right of the Series B-1. The Company’s Articles of Incorporation require 51% of the outstanding votes of the Series B-1 to amend or repeal any incorporation documents that would alter the rights or preferences of Series B-1, alter the authorized number of shares of the series, create or issue any classes of preferred stock senior to the Series B-1, amend the company’s bylaws, or enter into a transaction that would result in a change in control. As of March 31, 2025 and December 31, 2024, there are 8,619,420 shares of Series B-1 issued and outstanding.

Series B-2 Convertible Preferred Stock

Our board of directors designated 3,107,438 shares of our preferred stock as Series B-2 Convertible Preferred Stock (“Series B-2”) with a par value of $0.001. On May 1, 2023, the Articles of Incorporation of the Company were amended such that no Series B-2 shares are authorized. Series B-2 have no liquidation or dividend preferences. Each share of Series B-2 has voting rights equal to the amount of shares of common stock the Series A is convertible to and is convertible on a 1 to 1 common share basis and shall automatically be converted into common shares up the Public Offering Closing. As of March 31, 2025 and December 31, 2024, there are no shares of Series B-2 issued and outstanding.

Stock Warrants

The following table summarizes the stock warrant activity for the three months ended March 31, 2025:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2024	350,000	$1.29
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, March 31, 2025	350,000	$1.29

As of March 31, 2025 the outstanding and exercisable warrants have a weighted average remaining term of 3.06 with no intrinsic value, respectively.

Stock Options

During the three months ended March 31, 2025, the Company recognized $83,901 of expense related to outstanding stock options.

The following table summarizes the stock option activity for the three months ended March 31, 2025:

	Options	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2024	4,415,000	$0.46
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, March 31, 2025	4,415,000	$0.46
Exercisable, March 31, 2025	1,268,750	$0.46

As of March 31, 2025, the outstanding and exercisable options have a weighted average remaining term of 4.75 with an intrinsic value of $0.

Note 7. Equity

The Company is currently authorized to issue up to 500,000,000 shares of common stock with a par value of $0.001. In addition, The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.001. The specific rights of the preferred stock, when so designated, shall be determined by the board of directors.

On May 1, 2023, the Company amended their articles of incorporation to increase the authorized B-1 preferred shares to 8,619,420 shares.

Common Stock

2024

During the year ended December 31, 2024, the Company issued 969,500 shares of common stock for cash and collected $725,600.

During the year ended December 31, 2024, the Company issued 1,500,000 shares of common stock to a consultant for service that were valued at $652,500.

One November 25, 2024, the Board approved the issuance of additional 2,325,983 shares of common stock to shareholders. The shares were issued to shareholders who previously entered into subscription agreements with the Company. This issuance was recorded as a deemed dividend and valued at $1,011,803.

2023

During the year ended December 31, 2023, the Company issued 6,023,067 shares of common stock for cash and collected $3,107,120.

During the year ended December 31, 2023, the Company issuance of 216,000 shares of common stock to consultants for services provided that were valued at $83,434.

On May 2, 2023, the Board approved an addendum to the Share Exchange Agreement previously entered into on August 1, 2022, between the Company, Metalanguage, and Saul Leal. The Addendum provided for additional stock-based compensation to be paid to Mr. Leal in connection with the Company’s acquisition of Metalanguage from Mr. Leal and in consideration of Mr. Leal’s importance in continuing to lead and expand the Company’s business on a post-acquisition basis. The Addendum provided for the additional issuance of 1,772,800 shares of common stock with a fair value of $132,960 and the issuance of 2,946,074 shares of Series B-1 Preferred Stock to Saul Leal, which was recorded as stock-based compensation during the period issued and expensed immediately. The shares of common stock were valued at $0.075, the closing price of the Company’s common stock on May 2, 2023. The 2,946,074 shares of Series B-1 Preferred Stock issued to Mr. Leal pursuant to the Addendum were valued at $2,085,762.

Preferred Stock

Under our Articles of Incorporation, we are authorized to issue up to 2,068 shares of Series A Preferred Stock and up to 8,619,420 of Series B-1 Preferred Stock, each with par value of $0.001. The Series B-1 Preferred Stock is comprised solely of Series B-1 Preferred Stock.

Series A Preferred Stock

The Series A Preferred Stock has liquidation and dividend preferences. Each share of Series A has voting rights equal to the amount of shares of common stock the Series A is convertible to and is convertible on a 1 to 1.25 common share basis. As of December 31, 2024 and December 31, 2023, there are 2,068 shares of Series A-1 issued and outstanding.

Series B-1 Preferred Stock

The Series B -1 Preferred Stock (“Series B-1”) has liquidation and dividend preferences. Each share of Series B-1 Preferred Stock has voting rights 3.2x (times) that of the number of votes that is equal to the number of common stock the series of preferred shares are convertible into. Each share is convertible on a 1 to 11 common share basis. Our Articles of Incorporation include covenants requiring 51% of the outstanding votes of the series of stock to amend or repeal any incorporation documents that would alter the rights or preferences of the Series B-1 Preferred Stock, alter the authorized number of shares of the series, create or issue any classes of preferred stock senior to the Series B-1 Preferred Stock, amend the company’s bylaws, or enter into a transaction that would result in a change in control. Series B-1 Preferred Stock was included in mezzanine equity on the balance sheet, because it was convertible at the redemption value into a variable number of shares. On September 30, 2023, the Company amended its Articles of Incorporation to remove the redemption right of the Series B-1 Preferred Stock, which was subsequently reclassified from mezzanine equity to permanent equity on the Company’s balance sheet.

On May 2, 2023, the Board approved an addendum to the Share Exchange Agreement previously entered into on August 1, 2022, between the Company, Metalanguage, and Saul Leal. The Addendum provided for the additional issuance of 2,946,074 shares of Series B-1 Preferred Stock to Saul Leal as stock-based compensation. The shares were valued at $2,085,762 and recorded as stock-based compensation during the period issued. As of December 31, 2024 and 2023, there are 8,619,420 shares of Series B-1 issued and outstanding.

Stock Warrants

During the year ended December 31, 2023, the Company issued 350,000 common stock warrants in conjunction with stock purchase agreements. The warrants have a 5-year term and an exercise price range from $1.00 - $2.00. The common stock warrants have a relative fair value of $72,785. The Company valued the warrants using the Black-Scholes model with the with the following range of key assumptions: Stock price $0.167 - $0.40, Exercise price $1.00 - $2.00, Term 5 years, Volatility 169.90% – 172.74% , Discount rate 3.91% – 4.27% and a Dividend yield of 0%.

The following table summarizes the stock warrant activity for the years ended December 31, 2024 and 2023:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2022	78,750	$0.50
Granted	350,000	1.29
Exercised	–	–
Forfeited	–	–
Expired	(78,750)	0.50
Outstanding, December 31, 2023	350,000	1.29
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, December 31, 2024	350,000	$1.29

As of December 31, 2024, the outstanding and exercisable warrants have a weighted average remaining term of 3.31 with intrinsic value of $50,000.

Stock Options

2024

On January 24, 2024, the board of directors approved the issuance of 750,000 options to a director. The options have a ten-year term at an exercise price of $0.51 and vest in 4 equal annual instalments beginning one year from the issuance date. The total fair value of these option grants at issuance was $368,386. The Company valued the stock options using the Black-Scholes model with the following key assumptions: Stock price $0.51, Exercise price $0.51, Term 6.25 years, Volatility 162.68% and Discount rate 4.14%.

On August 5, 2024, the board of directors approved the issuance of 100,000 options to an employee. The options have a five-year term at an exercise price of $0.51. The options vest as follows: (i) 50,000 options will become vested and exercisable with respect to 3,125 shares on December 31, 2024, and 3,125 shares at the end of each calendar quarter for years 2025, 2026, 2027, and ending on September 30, 2028, until the 50,000 Options are 100% vested (ii) 12,500 Options will vest over four years on an annual basis when the Participant exceeds annual sales objectives established by the Company for years 2025, 2026, 2027, and 2028, for a total of 50,000 Options. Participant’s sales objectives for the following calendar year will be set by November 15 of the prior year. The total fair value of these option grants at issuance was $43,894. The Company valued the stock options using the Black-Scholes model with the following key assumptions: Stock price $0.51, Exercise price $0.51, Term 3.75 and 5 years, Volatility 120.76% and 167.38% and Discount rate 3.62%.

On August 19, 2024, the board of directors approved the issuance of 100,000 options to an employee. The options have a five-year term at an exercise price of $0.51. The Option will become vested and exercisable with respect to 7,500 shares on December 31, 2024, and 7,500 shares at the end of each calendar quarter for years 2025, 2026, 2027 and ending on September 30, 2028. The total fair value of these option grants at issuance was $52,021. The Company valued the stock options using the Black-Scholes model with the following key assumptions: Stock price $0.57, Exercise price $0.57, Term 3.75 years, Volatility 117.27% and Discount rate 3.75%.

On October 29, 2024, the board of directors approved the issuance of 1,200,000 options to an employee. The options expire on March 28, 2029 and have an exercise price of $0.75. 75,000 Options are fully vested and 525,000 Options will become vested and exercisable with respect to 37,500 shares on the last day of each calendar quarter beginning December 31, 2024, and ending on September 30, 2028, until 525,000 Option Shares are 100% vested. For a period of four years beginning October 1, 2024, ending September 30, 2025; October 1, 2025, ending September 30, 2026; October 1, 2026 ending September 30, 2027; and October 1, 2027 ending September 30, 2028, 150,000 Option Shares will vest (subject to meeting certain total new bookings) on September 30 of each year, beginning September 30, 2025. Vesting for each 12-month term is contingent upon Participant exceeding a minimum amount of total new bookings as determined by the Company’s board of directors or their designee. For the first term ending on September 30, 2025, Participant must exceed $5 million of total new bookings for the first vesting of 150,000 Option Shares. The total fair value of these option grants at issuance was $387,206. The Company valued the stock options using the Black-Scholes model with the following key assumptions: Stock price $0.43, Exercise price $0.75, Term 4.21 and 4.41 years, Volatility 120.02% and 122.74 and Discount rate 4.38%.

On November 26, 2024, the Company amended the October 29, 2024 option issuance to change the exercise price to $0.41 per commons stock share and to extend the expiration of the options to October 1, 2029. The Company calculated the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified. The total incremental fair value of the modified awards was $67,171.

During the year ended December 31, 2024, the Company recognized $404,791 of expense related to outstanding stock options.

2023

On June 5, 2023, the Company issued 400,000 options to an employee. The options have a five-year term at an exercise price of $0.17. The options vest at 10% over a four-year period in equal installments on each of the succeeding four anniversary dates. The remaining 240,000 options vest upon the Company attaining a $60,000,000 run rate by December 31, 2025. The total fair value of these option grants at issuance was $62,002.

On August 25, 2023, the Company issued 125,000 options to an employee. The options have a three-month term at an exercise price of $0.40 and vest upon issuance. On November 24, 2023, the options expired. The total fair value of these option grants at issuance was $3,850.

On October 1, 2023, the Company issued 45,000 options to an advisory board member. The options have a five-year term at an exercise price of $0.27 and vest upon issuance. The total fair value of these option grants at issuance was $11,572.

On October 11, 2023, the Company issued 550,000 options to an advisory board member. The options have a five-year term at an exercise price of $0.57. The options vest as follows: (i) 25,000 options on each of January 31, April 30, July 31, and October 31 for the years 2024 and 2025; (ii) 50,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $5,000,000 by June 30, 2024; (iii) 100,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $20,000,000 by June 30, 2025; and (iv) 200,000 options upon the Company’s revenue from the sale of the Company’s products through customer’s channels exceeding $40,000,000 by June 30, 2026. The total fair value of these option grants at issuance was $298,275.

On December 16, 2023, the Company issued 1,000,000 options to a director. The options have a ten-year term at an exercise price of $0.57. The options vest over a four-year period in equal installments on each of the succeeding four anniversary dates. The total fair value of these option grants at issuance was $397,140.

During the year ended December 31, 2023, the Company issued 1,650,000 common stock options to consultants and a director. The options have a term ranging from three to five years with exercise prices ranging from $0.40 - $0.75. Of the 1,650,000 options, 100,000 options vest upon issuance and 1,550,000 options vest 20% at issuance and 80% over a four year period in equal installments on each of the succeeding four anniversary dates. The total fair value of these option grants at issuance was $611,764.

The Company valued the stock options using the Black-Scholes model with the following range of key assumptions: Stock price $0.17 - $0.57, Exercise price $0.27 - $0.75, Term 0.25 - 5 years, Volatility 76.64% – 172.88% and Discount rate 2.01% – 4.60%.

During the year ended December 31, 2023, the Company recognized $61,569 of expense related to outstanding stock options.

The following table summarizes the stock option activity for the years ended December 31, 2024 and 2023:

	Options	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2022	–	$–
Granted	3,370,000	0.43
Exercised	–	–
Forfeited	–	–
Expired	(125,000)	0.40
Outstanding, December 31, 2023	3,645,000	0.43
Granted	2,170,000	0.46
Exercised	–	–
Forfeited	(1,400,000)	0.33
Expired	–	–
Outstanding, December 31, 2024	4,415,000	$0.46
Exercisable, December 31, 2024	1,008,125	$0.45

As of December 31, 2024 the outstanding and exercisable options have a weighted average remaining term of 5.00 with $757,606 intrinsic value.